Contingent Liabilities	12 Months Ended
Jun. 30, 2020
Statement [LineItems]
Contingent Liabilities	NOTE 24. CONTINGENT LIABILITIES There were no material contingent liabilities in existence at June 30, 2020 and June 30, 2019.